Allowance for Loan Losses - Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	$ 141	$ 154
Individually Evaluated, Loans	6,835	4,478
Collectively Evaluated, Reserve	1,840	2,220
Collectively Evaluated, Loans	351,115	365,492
Total Reserve	1,981	2,374	$ 2,458	$ 2,707
Total Loans	357,950	369,970	356,871	341,829	$ 320,132
Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	32	42
Individually Evaluated, Loans	3,660	1,359
Collectively Evaluated, Reserve	1,055	1,292
Collectively Evaluated, Loans	209,456	217,592
Total Reserve	1,087	1,334	1,401	1,404
Total Loans	213,116	218,951
Non-Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	109	112
Individually Evaluated, Loans	3,175	3,119
Collectively Evaluated, Reserve	785	928
Collectively Evaluated, Loans	141,659	147,900
Total Reserve	894	1,040	$ 1,057	$ 1,303
Total Loans	$ 144,834	$ 151,019